Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Reporting

Note 18 - Segment Reporting

The Company operates a single reportable segment, which generates revenue primarily from the sale of hardware and related software solutions. Hardware sales represent the initial step in a customer’s adoption of the Company’s SaaS subscription platform and have been a primary driver of revenue growth. This segment also includes ongoing software and subscription services, as well as exclusivity arrangements with resellers that provide protection from competitive sales. The Company’s focus on this integrated hardware and software model reflects its strategy to expand customer adoption of its SaaS platform, strengthen reseller partnerships, and drive sustainable growth.

Revenue by major product and service category for the years ended December 31, 2025 and 2024 is presented in the table below. Product revenue consists primarily of sales of hardware devices, such as bridges, labels, and gateways, which represent the initial step in a customer’s adoption of the Company’s SaaS subscription platform and have contributed significantly to overall revenue growth. Service revenue consists primarily of software subscription services providing access to the Company’s cloud-based platform, as well as related training, support, exclusivity arrangement services, professional services such as onboarding and consulting, and feasibility study reports provided to customers. For the year ended December 31, 2025, product revenue represented the majority of total revenue, reflecting increased hardware sales as the Company expanded customer adoption of its integrated hardware and software solution. For the year ended December 31, 2024, revenue was generated solely from services. All of the Company’s revenue for the periods presented was generated from customers located in the United States.

	For the Years Ended December 31,
	2025	2024
Services	$347,814	$172,661
Products	5,456,554	-
Total Revenue	$5,804,369	$172,661

As of December 31, 2025 and 2024, the Company had total deferred revenue of $1,984,550 and $2,713,215, respectively. Of these amounts, $236,038 and $1,142,643, respectively, were expected to be recognized as revenue within one year.

The Company’s chief operating decision-makers (the “CODM”), which are the Company’s Chief Executive Officer and Chief Financial Officer, assess performance for the reportable segment and decide how to allocate resources using net income as the primary measure of profitability. The CODM are not regularly provided with specific segment expenses, but focus on revenue, gross profit, and net income/loss. Expense information, including cost of goods sold, can be easily computed from the information provided. This segment’s measures of profitability are shown in the consolidated statements of operations. The measure of segment assets is reported on the consolidated balance sheets as total assets.